AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 600,802	$ 586,094
Accumulated amortization	(139,492)	(96,812)
Total intangible assets, net	$ 461,310	$ 489,282
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years	10 years
Unfavorable contract, gross carrying amount	$ 10,962	$ 10,962
Unfavorable gas gathering contract, accumulated amortization	(6,077)	(5,385)
Unfavorable gas gathering contract, Net	4,885	5,577
Amortization expense
Amortization expense - unfavorable contract	692	$ 797	$ 1,046
Intangible assets
2016	43,108
2017	41,959
2018	41,413
2019	41,659
2020	44,305
Unfavorable gas gathering contract
2016	924
2017	1,047
2018	1,035
2019	1,045
2020	$ 834
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Gross carrying amount	$ 24,195	$ 24,195
Accumulated amortization	(9,534)	(8,056)
Total intangible assets, net	14,661	16,139
Amortization expense
Amortization expense	$ 1,478	$ 1,741	(2,078)
Contract intangibles
Finite-Lived Intangible Assets [Line Items]
Useful lives	12 years 6 months	12 years 6 months
Gross carrying amount	$ 426,464	$ 426,464
Accumulated amortization	(111,052)	(75,713)
Total intangible assets, net	315,412	350,751
Amortization expense
Amortization expense	$ 35,339	$ 32,554	28,654
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	26 years 4 months	27 years
Gross carrying amount	$ 150,143	$ 135,435
Accumulated amortization	(18,906)	(13,043)
Total intangible assets, net	131,237	122,392
Amortization expense
Amortization expense	$ 5,863	$ 5,260	$ 4,631